UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL/OWNERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Partners' Capital Account, Distributions	$ 58,083 [1]
Incentive Distribution Rights [Member]
Partners' Capital Account, Distributions	$ 1,800

[1]	This includes cash distributions to IDR holders for the six months ended June 30, 2013 of $1.8 million.